Prepayment for Acquisition (Details) - Sep. 26, 2022 ¥ in Millions, $ in Millions	USD ($)	CNY (¥)	CNY (¥)
Prepayment for Acquisition (Details) [Line Items]
Prepaid amount	$ 3.4		¥ 25
Yunnan Faxi [Member]
Prepayment for Acquisition (Details) [Line Items]
Equity transfer amount	$ 9.9	¥ 72
Yunnan Faxi [Member]
Prepayment for Acquisition (Details) [Line Items]
Ownership percentage	51.00%		51.00%